Provisions for Sundry Creditors	9 Months Ended
Sep. 30, 2022
Disclosure of other provisions [abstract]
Provisions for Sundry Creditors	PROVISIONS FOR SUNDRY CREDITORS
As of September 30, 2022 and December 31, 2021, the provisions for sundry creditors and others is as follows:

	September 30, 2022		December 31, 2021
Provision for plugging of wells (see Note 13-C)	Ps.	73,003,139	70,144,756
Provision for trails in process (see Note 19)	9,444,409		11,114,006
Provision for environmental costs	15,711,986		11,138,904
	Ps.	98,159,534	92,397,666